Segment Reporting - Elimination (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) customer	Jun. 30, 2021 USD ($) customer
Revenue from External Customers
Revenue from external customers	$ 202,047,000	$ 157,362,000
Oncology/Immunology segment
Revenue from External Customers
Revenue from external customers	91,069,000	42,851,000
Other Ventures segment
Revenue from External Customers
Revenue from external customers	$ 110,978,000	$ 114,511,000
Revenue | Customer
Revenue from External Customers
Number of customers accounted for more than 10% of revenue | customer	2	2
Revenue | Oncology/Immunology segment | Customer | Customer A
Revenue from External Customers
Revenue from external customers	$ 39,034,000	$ 30,981,000
Revenue | Oncology/Immunology segment | Customer | Customer B
Revenue from External Customers
Revenue from external customers	36,282,000
Revenue | Other Ventures segment | Customer | Customer C
Revenue from External Customers
Revenue from external customers		20,144,000
Intersegment elimination | Oncology/Immunology segment
Revenue from External Customers
Revenue from external customers	$ 68,015,000	$ 14,837,000